Transactions with Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Transactions with Related Parties
Transactions with Related Parties

The Company is not entitled to compensation for its services as managing member of Rosehill Operating. The Company is entitled to reimbursement by Rosehill Operating for any costs, fees or expenses incurred on behalf of Rosehill Operating (including costs of securities offerings not borne directly by members, board of directors’ compensation and meeting costs, cost of periodic reports to its stockholders, litigation costs and damages arising from litigation, accounting and legal costs); provided that the Company will not be reimbursed for any of its income tax obligations.

Rosemore. Rosemore provided employee benefits and other administrative services to Rosehill Operating. During the three and six months ended June 30, 2017, Rosemore incurred and Tema billed to Rosehill Operating approximately $1.4 million and $2.8 million, respectively, related to these services. Amounts incurred prior to the Transaction have been allocated to Rosehill Operating on the Condensed Consolidated Statements of Operations – see “Cost Allocations” below. The costs incurred by Rosemore subsequent to the Transaction were billed to Rosehill Operating via the Transition Services Agreement (discussed under Transaction Service Agreement below) between Rosehill Operating and Tema. Rosehill Operating did not incur charges related to these services during the three and six months ended June 30, 2018.

Transition Service Agreement. On April 27, 2017 in connection with the closing of the Transaction, the Company entered into a Transition Service Agreement (“TSA”) with Tema to provide certain services to each other following the closing of the Transaction. Pursuant to the terms, the Company agreed to provide to Tema (i) operation services for the assets excluded from the Transaction, (ii) divestment assistance, and (iii) office space to Gateway. Tema agreed to provide to the Company (i) human resources and benefits administration, (ii) information technology and telecommunications, (iii) general business insurance, and (iv) legal services. The TSA terminates on October 27, 2018, unless terminated or discontinued earlier in accordance with the terms and condition of the TSA. Rosehill Operating did not incur significant costs related to the TSA for the three and six months ended June 30, 2018. During the six months ended June 30, 2017, the Company incurred costs of $0.4 million related to services provided by Tema under the TSA. The amounts due from and payable to Tema at June 30, 2018 and December 31, 2017 were less than $0.1 million.

Gateway Gathering and Marketing (“Gateway”). A portion of Rosehill Operating’s oil, natural gas and NGLs are sold to Gateway, a subsidiary of Rosemore. For the three months ended June 30, 2018 and 2017, revenues from production sold to Gateway were approximately $73.0 million and $11.0 million, respectively and $124.5 million and $24.8 million for the six months ended June 30, 2018 and 2017, respectively. As of June 30, 2018 and December 31, 2017, the related receivable due from Gateway was approximately $25.6 million and $13.6 million, respectively. For the three months ended June 30, 2018 and 2017, approximately $1.3 million and $0.3 million, respectively and $1.6 million and $0.5 million for the six months ended June 30, 2018 and 2017, respectively, was incurred related to a marketing and gathering agreement with Gateway. As of June 30, 2018, there was $0.8 million due to Gateway related to this agreement and as of December 31, 2017, the payable due to Gateway related to this agreement was $0.2 million.

Transaction expenses. Under the terms of the Transaction, the Company reimbursed Tema and Rosemore $1.6 million and $2.4 million, respectively, on April 27, 2017, for costs incurred in connection with the Transaction.

Distributions. The LLC Agreement requires Rosehill Operating to make a corresponding cash distribution to the Company at any time a dividend is to be paid by the Company to the holders of its Series A Preferred Stock and Series B Preferred Stock. The LLC Agreement allows for distributions to be made by Rosehill Operating to its members on a pro rata basis in accordance with the number of Rosehill Operating Common Units owned by each member out of funds legally available therefor. The Company expects Rosehill Operating may make distributions out of distributable cash periodically to the extent permitted by the revolving credit facility agreements of Rosehill Operating and necessary to enable the Company to cover its operating expenses and other obligations, as well as to make dividend payments, if any, to the holders of its Class A Common Stock. In addition, the LLC Agreement generally requires Rosehill Operating to make (i) pro rata distributions (in accordance with the number of Rosehill Operating Common Units owned by each member) to its members, including the Company, in an amount at least sufficient to allow the Company to pay its taxes and satisfy its obligations under the Tax Receivable Agreement and (ii) tax advances, which will be repaid upon a redemption, in an amount sufficient to allow each of the members of Rosehill Operating to pay its respective taxes on such holder’s allocable share of Rosehill Operating’s taxable income after taking into account certain other distributions or payments received by the unitholder from Rosehill Operating or the Company.

Cost Allocations. For periods prior to the Transaction, Tema allocated certain overhead costs associated with general and administrative services, including insurance, professional fees, facilities, information services, human resources and other support departments related to Rosehill Operating. Also included in the cost allocations are costs associated with employees covered under Rosemore’s defined benefit plan and long-term incentive compensation plan. Employees of Rosehill Operating no longer participate in either employee benefit plan. Overhead costs allocated were $1.5 million for the six months ended June 30, 2017, all of which costs were related to the three months ended March 31, 2017. There were no overhead costs allocated subsequent to the Transaction. Where costs incurred related to Rosehill Operating’s assets in the periods prior to the Transaction could not be determined by specific identification, the costs were primarily allocated proportionately on a Boe basis. Management believes the allocations are a reasonable reflection of the utilization of services provided. However, the allocations may not fully reflect the expense that would have been incurred had Rosehill Operating’s assets been a stand-alone company during the three months ended March 31, 2017.

Related Party Transactions

The Company is not entitled to compensation for its services as managing member of Rosehill Operating. The Company is entitled to reimbursement by Rosehill Operating for any costs, fees or expenses incurred on behalf of Rosehill Operating (including costs of securities offerings not borne directly by members, board of directors’ compensation and meeting costs, cost of periodic reports to its stockholders, litigation costs and damages arising from litigation, accounting and legal costs); provided that the Company will not be reimbursed for any of its income tax obligations.

Rosemore. Rosemore provides employee benefits and other administrative services to Rosehill Operating via the Transition Services Agreement (discussed under Transaction Service Agreement below) between Rosehill Operating and Tema. During the year ended December 31, 2017 and the year ended December 31, 2016, Rosemore incurred and Tema billed to Rosehill Operating approximately $9.6 million and $6.0 million, respectively, related to these services. Amounts incurred prior to the Transaction have been allocated to Rosehill Operating on the Consolidated Statements of Operations – see “Cost Allocations” below. As of December 31, 2017 and December 31, 2016 the payable due to Tema related to these expenses was less than $0.1 million and $0.3 million, respectively. The amount due to Tema at December 31, 2017 is netted against amounts due from Tema under the Transition Service Agreement discussed below.

Gateway Gathering and Marketing (“Gateway”). A portion of Rosehill Operating’s oil, natural gas and NGLs is sold to Gateway, a subsidiary of Rosemore. For the years ended December 31, 2017, 2016, and 2015, revenues from production sold to Gateway were approximately $61.3 million, $24.4 million, and $16.8 million, respectively. As of December 31, 2017 and December 31, 2016, the related receivable due from Gateway was approximately $13.6 million and $4.6 million, respectively.

For the years ended December 31, 2017, 2016, and 2015 approximately $1.1 million, $1.4 million, and $0.8 million, respectively, was incurred related to a marketing and gathering agreement with Gateway. As of December 31, 2017 and December 31, 2016, the payable due to Gateway related to this agreement was approximately $0.2 million and $0.3 million, respectively. Certain consulting services are provided to Gateway, and for the years ended December 31, 2017 and 2016, Gateway was invoiced amounts less than $0.1 million related to these services, which were recorded in general and administrative expenses in the accompanying Consolidated Statements of Operations. Certain other general and administrative services are also provided to Gateway, for which Gateway was invoiced approximately $0.1 million and $0.3 million for the years ended December 31, 2017 and December 31, 2016, respectively. As of December 31, 2017 and 2016, the receivable due from Gateway related to these services was less than $0.1 million and approximately $0.3 million, respectively.

Transaction expenses. Under the terms of the Transaction, the Company reimbursed Tema and Rosemore $1.6 million and $2.4 million, respectively, on April 27, 2017, for costs incurred in connection with the Transaction.

Distributions. The LLC Agreement requires Rosehill Operating to make a corresponding cash distribution to the Company at any time a dividend is to be paid by the Company to the holders of its Series A Preferred Stock and Series B Preferred Stock. The LLC Agreement allows for distributions to be made by Rosehill Operating to its members on a pro rata basis in accordance with the number of Rosehill Operating Common Units owned by each member out of funds legally available therefor. The Company expects Rosehill Operating may make distributions out of distributable cash periodically to the extent permitted by the revolving credit facility agreements of Rosehill Operating and necessary to enable the Company to cover its operating expenses and other obligations, as well as to make dividend payments, if any, to the holders of its Class A Common Stock. In addition, the LLC Agreement generally requires Rosehill Operating to make (i) pro rata distributions (in accordance with the number of Rosehill Operating Common Units owned by each member) to its members, including the Company, in an amount at least sufficient to allow the Company to pay its taxes and satisfy its obligations under the Tax Receivable Agreement and (ii) tax advances, which will be repaid upon a redemption, in an amount sufficient to allow each of the members of Rosehill Operating to pay its respective taxes on such holder's allocable share of Rosehill Operating's taxable income after taking into account certain other distributions or payments received by the unitholder from Rosehill Operating or the Company.

Cost Allocations. For periods prior to the Transaction, Tema allocated certain overhead costs associated with general and administrative services, including insurance, professional fees, facilities, information services, human resources and other support departments related to Rosehill Operating. Also included in the cost allocations are costs associated with employees covered under Rosemore's defined benefit plan and long-term incentive compensation plan. Employees of Rosehill Operating no longer participate in either employee benefit plan. Overhead costs allocated were $1.5 million and $6.0 million for the year ended December 31, 2017 and 2016, respectively. Where costs incurred related to Rosehill Operating’s assets in the periods prior to the Transaction could not be determined by specific identification, the costs were primarily allocated proportionately on a Boe basis. Management believes the allocations are a reasonable reflection of the utilization of services provided. However, the allocations may not fully reflect the expense that would have been incurred had Rosehill Operating’s assets been a stand-alone company during the 2016 periods presented.

Transition Service Agreement. On April 27, 2017 in connection with the closing of the Transaction, the Company entered into a Transition Service Agreement (“TSA”) with Tema to provide certain services to each other following the closing of the Transaction. Pursuant to the terms, the Company agreed to provide to Tema (i) operation services for the assets excluded from the Transaction, (ii) divestment assistance, and (iii) office space to Gateway. Tema agreed to provide to the Company (i) human resources and benefits administration, (ii) information technology and telecommunications, (iii) general business insurance, and (iv) legal services. The TSA terminates on October 27, 2018, unless terminated or discontinued earlier in accordance with the terms and condition of the TSA. Amounts due from Tema related to the TSA at December 31, 2017 are less than $0.1 million.

The Transaction Purchase Price Settlement. The working capital adjustment in the Transaction was originally estimated to be $5.6 million and was contributed to Rosehill Operating by the Company upon closing the Transaction. The final working capital adjustment of $2.4 million due to the Company from Tema was reflected as a reduction to the preliminary purchase price as of December 31, 2017.

KLR Group. In September 2017, the Company entered into an advisory agreement with KLR Group (the "Advisory Agreement"), an affiliate of KLR Sponsor, to pay a cash fee in an amount equal to 2.5% of the aggregate funds committed to finance the White Wolf Acquisition. The Company received a commitment of $200 million under the Series B Preferred Stock Agreement and $100 million under the Second Lien Notes to fund the White Wolf Acquisition. The Company paid an advisory fee of $7.5 million to KLR Group.